Share Based Payment - Schedule of Share Option Activity (Details) - Equity Option [Member] - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025
Schedule of Share Option Activity [Line Items]
Number of Share Options, Beginning	1,069,128	1,069,128
Weighted Average Exercise Price, Beginning	$ 2.3	$ 2.3
Weighted average remaining contractual life (years) , Beginning	6 years 8 months 12 days	6 years 4 months 24 days
Intrinsic value, Beginning
Number of Share Options, Granted		118,000
Weighted Average Exercise Price, Granted		$ 0.93
Weighted average remaining contractual life (years), Granted		10 years
Granted
Number of Share Options, Exercised		(23,000)
Weighted Average Exercise Price, Exercised		$ 0.95
Exercised
Exercised
Number of Share Options, Forfeited		(73,000)
Weighted Average Exercise Price, Forfeited		$ 2.78
Weighted average remaining contractual life (years), Forfeited
Intrinsic value, Forfeited
Number of Share Options, Beginning		1,091,128
Weighted Average Exercise Price, Beginning		$ 2.15
Number of Share Options, Exercisable		963,128
Weighted Average Exercise Price, Exercisable		$ 2.31
Weighted average remaining contractual life (years), Exercisable		6 years 1 month 6 days
Intrinsic value, Exercisable